Derivative Instruments - Additional Information (Details)	9 Months Ended
Sep. 30, 2019
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%